Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments [Abstract]
Equity Method Investments
12.	EQUITY METHOD INVESTMENTS

Equity method investments consist of the following:

		As of December 31,
	Notes	2010	2011

Nanjing Qingda Yongxin Culture Media Co., Ltd. ("Qingda Yongxin")	(a)	$70	$67
Foshan Nanhai Guokai Digital TV Technology Co., Ltd. ("Nanhai Guokai")	(b)	353	348
3DiJoy Corp. ("3DiJoy")	(c)	5,826	5,065
Guangzhou Rujia Network Technology Co., Ltd., ("Rujia")	(d)	2,575	2,286

		$8,824	$7,766

(a)	In March, 2007, the Group and Jiangsu Qingda Technology Co. Limited ("Jiangsu Qingda"), one of its customers, set up a joint venture Qingda Yongxin, in which the Group contributed cash of $103, representing 40% of equity interest in the joint venture. Jiangsu Qingda contributed cash of $155 representing 60% of equity interest in the joint venture.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(b)	The Group acquired 51% equity interest in Nanhai Guokai from N-T Information Engineering at the cash consideration of $296. Nanhai Guokai is a company primarily engaged in research, development and sales of digital TV-related systems, software and products. A Japanese multinational company holds the remaining 49% equity interest in Nanhai Guokai. This transaction was completed in July 2007.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over operating and financial policies of the investee. The Group controls three out of five seats in the board of directors of Nanhai Guokai. The remaining two seats are controlled by the noncontrolling shareholder. According to the article of association of Nanhai Guokai, two-thirds of directors' approval is required for the appointment and dismissal of the general manager and vice general manager. Therefore the noncontrolling shareholder has substantive rights to participate in significant operating decisions in Nanhai Guokai. Accordingly, the Group accounts for its investment in Nanhai Guokai using the equity method of accounting.

(c)	In May 2010, the Group entered into a share subscription agreement to purchase 24% of equity interest in 3DiJoy with a consideration of $6,000. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.
(d)	In June 2010, the Group acquired 34.45% of equity interest in Rujia through purchase of existing shares from a shareholder of Ruijia and contribution to its capital increase, for a total consideration of $2,500.The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

The combined financial information for the equity method investments as of and for the periods presented is as follows:

	As of December 31,
	2010	2011

Total current assets	$9,941	$7,711
Total assets	10,509	8,614
Total current liabilities	700	1,032
Total liabilities	$904	$1,196

	For the years ended December 31,
	2009	2010	2011

Total net revenue	$99	$2,791	$1,628
(Loss)/income from operations	$(52)	$99	$(3,310)